UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

DWS Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2013

Semiannual Report

to Shareholders

DWS Managed Municipal Bond Fund

Contents
3 Letter to Shareholders
4 Performance Summary
8 Portfolio Management Team
9 Portfolio Summary
10 Investment Portfolio
43 Statement of Assets and Liabilities
45 Statement of Operations
46 Statement of Cash Flows
47 Statement of Changes in Net Assets
48 Financial Highlights
53 Notes to Financial Statements
63 Information About Your Fund's Expenses
65 Advisory Agreement Board Considerations and Fee Evaluation
70 Account Management Resources
72 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Having recently joined Deutsche Asset & Wealth Management as president of the DWS funds and head of Fund Administration, I'd like to take this opportunity to introduce myself. I come with 20 years of experience in asset management and the mutual fund industry. My job is to work closely with your fund board to ensure optimal oversight of the DWS funds' management and operations. I look forward to serving in this role on your behalf.

As for the economy, experts seem to agree that both the U.S. and global economies are recovering. Interest rates, while destined to rise to a level more in line with historical "normal" at some point, will likely remain relatively low for the foreseeable future. The stock markets continue to demonstrate strength as housing rebounds, American manufacturing strengthens, the U.S. budget deficit improves and unemployment continues to move lower. However, uncertainty persists regarding the pace of the recovery, the eventual tapering of government bond purchases, the potential for further political gridlock around the fiscal impasse and lingering effects of the financial crisis. All this uncertainty may well contribute to volatility in both the bond and stock markets.

It may help to remember that market fluctuations are not unusual. However, significant market swings may also reflect behavior that is driven more by investor emotion than any fundamental factors relating to the securities in question. If volatility is making you nervous, it may be time to review your investments. A trusted financial advisor can help you determine if a strategy change is appropriate and identify risk management strategies that serve your specific goals and situation.

Best regards,
Brian Binder
President, DWS Funds

Performance Summary November 30, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/13
Unadjusted for Sales Charge	-3.79%	-5.54%	6.66%	4.16%
Adjusted for the Maximum Sales Charge (max 2.75% load)	-6.44%	-8.14%	6.07%	3.87%
Barclays Municipal Bond Index†	-2.45%	-3.51%	6.26%	4.40%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		-3.39%	6.12%	4.22%
Adjusted for the Maximum Sales Charge (max 2.75% load)		-6.05%	5.53%	3.93%
Barclays Municipal Bond Index†		-2.21%	5.98%	4.40%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/13
Unadjusted for Sales Charge	-4.19%	-6.29%	5.79%	3.34%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	-7.96%	-9.01%	5.63%	3.34%
Barclays Municipal Bond Index†	-2.45%	-3.51%	6.26%	4.40%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		-4.17%	5.25%	3.40%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		-6.95%	5.09%	3.40%
Barclays Municipal Bond Index†		-2.21%	5.98%	4.40%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/13
Unadjusted for Sales Charge	-4.18%	-6.28%	5.85%	3.37%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-5.12%	-6.28%	5.85%	3.37%
Barclays Municipal Bond Index†	-2.45%	-3.51%	6.26%	4.40%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
Unadjusted for Sales Charge		-4.15%	5.32%	3.44%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		-4.15%	5.32%	3.44%
Barclays Municipal Bond Index†		-2.21%	5.98%	4.40%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/13
No Sales Charges	-3.69%	-5.36%	6.86%	4.38%
Barclays Municipal Bond Index†	-2.45%	-3.51%	6.26%	4.40%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
No Sales Charges		-3.21%	6.32%	4.43%
Barclays Municipal Bond Index†		-2.21%	5.98%	4.40%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/13
No Sales Charges	-3.67%	-5.31%	6.93%	4.41%
Barclays Municipal Bond Index†	-2.45%	-3.51%	6.26%	4.40%
Average Annual Total Returns as of 9/30/13 (most recent calendar quarter end)
No Sales Charges		-3.17%	6.39%	4.46%
Barclays Municipal Bond Index†		-2.21%	5.98%	4.40%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2013 are 0.80%, 1.63%, 1.58%, 0.62% and 0.57% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Municipal Bond Index covers the U.S.-dollar-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
11/30/13	$8.86	$8.86	$8.86	$8.87	$8.86
5/31/13	$9.40	$9.40	$9.40	$9.41	$9.40
Distribution Information as of 11/30/13
Income Dividends, Six Months	$.18	$.15	$.15	$.19	$.19
November Income Dividend	$.0309	$.0251	$.0251	$.0325	$.0330
SEC 30-day Yield‡‡	3.03%	2.32%	2.32%	3.32%	3.39%
Tax Equivalent Yield‡‡	5.35%	4.10%	4.10%	5.87%	5.99%
Current Annualized Distribution Rate‡‡	4.19%	3.40%	3.40%	4.40%	4.47%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.27% and 3.25% for Classes B and S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.35% and 4.33% for Classes B and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 1990.

— Joined Deutsche Asset & Wealth Management in 1983.

— Head of US Retail Fixed Income.

— BA and MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Joined the fund in 1998.

— Joined Deutsche Asset & Wealth Management in 1986.

— BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 1999.

— Joined Deutsche Asset & Wealth Management in 1989.

— BS, Pennsylvania State University; MS, Boston College.

Michael J. Generazo, Director

Portfolio Manager of the fund. Joined the fund in 2010.

— Joined Deutsche Asset & Wealth Management in 1999.

— BS, Bryant College; MBA, Suffolk University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2013 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.3%
Alabama 0.8%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	39,714,500
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,526,680
Arizona 1.6%
Arizona, Salt River Pima-Maricopa Indian Community, 0.05%**, 10/1/2025, LOC: Bank of America NA	3,350,000	3,350,000
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,570,912
5.0%, 12/1/2037	8,405,000	8,105,698
Arizona, State Health Facilities Authority Revenue, Banner Health System:
Series A, 5.0%, 1/1/2043	7,000,000	6,967,800
Series D, 5.375%, 1/1/2032	12,000,000	12,602,400
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	7,005,937
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	22,964,716
Series A, 5.25%, 7/1/2033	20,885,000	21,804,984
		84,372,447
Arkansas 0.1%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	5,730,000	6,075,806
California 14.8%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	520,000	594,157
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	285,000	337,540
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	13,779,610
Series F-1, 5.625%, 4/1/2044	11,500,000	12,343,985
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	7,257,261
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	9,942,706
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,388,000
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,898,300
Series A, 6.0%, 7/1/2039	7,500,000	8,084,700
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, Prerefunded, 6.25%, 2/1/2039	7,800,000	8,350,914
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	18,841,126
California, State General Obligation:
Series B, 144A, 0.04%**, 5/1/2040, LOC: JPMorgan Chase Bank NA	1,400,000	1,400,000
5.0%, 2/1/2032	35,000,000	36,597,400
5.0%, 9/1/2032	10,000,000	10,427,700
5.0%, 2/1/2033	8,000,000	8,337,200
5.25%, 4/1/2035	15,340,000	16,274,053
6.0%, 4/1/2038	22,915,000	26,027,774
6.25%, 11/1/2034	20,655,000	24,064,934
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	28,177,750
5.0%, 12/1/2031, INS: NATL	1,045,000	1,060,456
5.25%, 9/1/2026	18,765,000	21,113,252
5.25%, 9/1/2030	5,000,000	5,430,250
5.25%, 10/1/2032	25,000,000	26,822,750
6.0%, 11/1/2039	50,000,000	57,468,000
6.5%, 4/1/2033	58,440,000	69,474,056
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	11,484,100
California, State Public Works Board, Lease Revenue, Department Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,500,750
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,292,580
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, Prerefunded, 5.5%, 6/1/2021	5,275,000	5,416,687
Series A, Prerefunded, 5.5%, 6/1/2022	1,400,000	1,437,604
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,507,475
Series C, Prerefunded, 5.5%, 6/1/2020	5,000,000	5,001,500
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	10,619,600
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,251,052
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	14,021,755
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,972,300
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,870,700
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	20,827,897
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	12,849,840
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,305,550
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	25,623,250
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: NATL	4,235,000	4,221,321
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,063,840
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,674,720
Series B, 5.25%, 7/1/2039	12,000,000	12,506,040
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: NATL	1,000,000	988,940
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	11,526,219
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	8,823,441
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,097,720
Series B, AMT, 5.0%, 7/1/2043	12,500,000	12,179,125
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,563,500
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	6,449,713
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: NATL	1,000,000	998,500
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: NATL	8,565,000	9,365,399
Series F, 5.0%, 5/1/2035	27,500,000	28,104,725
Series E, 6.0%, 5/1/2039	35,000,000	39,718,000
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,389,607
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	14,852,385
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,093,600
		768,093,309
Colorado 5.4%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,710,000
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,233,400
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	13,172,400
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	35,113,200
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,053,819
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	17,230,525
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	6,296,805
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	16,561,374
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,278,240
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	17,836,622
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	30,152,650
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	5,479,950
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,153,495
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	16,019,400
Series A, AMT, 5.5%, 11/15/2029	14,705,000	15,583,918
Series A, AMT, 5.5%, 11/15/2030	15,080,000	15,858,882
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,222,100
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,507,575
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	12,308,680
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	31,010,000	30,108,850
		279,881,885
Connecticut 1.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,104,870
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	19,777,600
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	18,173,520
		52,055,990
District of Columbia 0.8%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	29,013,600
District of Columbia, Metropolitan Washington Airports Authority Systems Revenue, Series D-2, 0.05%**, 10/1/2039, LOC: TD Bank NA	3,000,000	3,000,000
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,130,700
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,068,400
		43,212,700
Florida 6.1%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	39,330,330
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,093,160
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,253,350
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,444,075
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,779,820
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,194,680
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,787,502
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,030,880
Series A, 5.0%, 10/1/2040	1,000,000	1,020,240
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,322,258
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,355,000	7,422,519
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,504,681
Series A, AMT, 5.0%, 10/1/2032	9,050,000	8,994,795
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,224,550
Series A, 5.5%, 10/1/2041	30,000,000	31,242,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	22,616,600
Series A-1, 5.375%, 10/1/2035	1,000,000	1,039,910
Series A-1, 5.375%, 10/1/2041	19,290,000	19,860,791
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	6,793,532
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	16,939,725
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	18,307,300
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,311,600
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,179,376
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	77,695
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	6,862,830
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	596,445
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,123,200
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,141,102
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	16,607,241
Series A, 5.0%, 7/1/2040	11,895,000	12,087,937
Palm Beach County, FL, Airport Systems Revenue, 5.75%, 10/1/2014, INS: NATL	755,000	788,394
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: NATL	110,000	120,580
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,694,328
5.25%, 9/1/2035, INS: AGC	3,000,000	3,227,190
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	12,500,000	14,392,000
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,136,544
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,252,786
Tampa, FL, Utility Tax Revenue:
Zero Coupon, 10/1/2014, INS: AMBAC	375,000	373,665
ETM, Zero Coupon, 10/1/2014, INS: AMBAC	2,790,000	2,784,978
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	24,430,000	24,752,476
		318,713,065
Georgia 4.9%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,516,584
Series B, 5.0%, 1/1/2037	720,000	737,777
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,116,400
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: NATL	13,000,000	15,572,830
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,568,250
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	41,442,800
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,798,600
Series B, 5.5%, 1/1/2033	4,000,000	4,190,280
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,346,509
Series A, 5.25%, 10/1/2033	3,635,000	3,900,028
Series A, 5.25%, 10/1/2036	11,115,000	11,818,357
Series A, 5.25%, 10/1/2041	13,000,000	13,698,750
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	8,354,379
Series A, 5.5%, 2/15/2045	20,000,000	20,425,000
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	19,340,960
Series B, 5.0%, 3/15/2019	5,000,000	5,523,950
Series A, 5.0%, 3/15/2020	2,700,000	2,992,626
Series B, 5.0%, 3/15/2020	5,000,000	5,489,350
Series A, 5.0%, 3/15/2022	17,340,000	19,152,377
Series A, 5.5%, 9/15/2023	5,000,000	5,564,750
Series A, 5.5%, 9/15/2024	4,635,000	5,115,881
Series A, 5.5%, 9/15/2027	5,000,000	5,378,200
Series A, 5.5%, 9/15/2028	5,000,000	5,341,700
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,115,964
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	8,575,000	9,292,556
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	5,828,434
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	100,000	114,079
		255,737,371
Guam 0.0%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,330,693
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	17,063,088
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	6,509,820
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	11,035,496
		34,608,404
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,853,332
Illinois 9.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	14,196,273
Series B, 6.0%, 1/1/2041	25,000,000	27,017,250
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: NATL	20,000,000	18,533,800
Chicago, IL, General Obligation:
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,470,000	1,509,352
Series B, Prerefunded, 5.125%, 1/1/2015, INS: AMBAC	490,000	492,181
Series A, 5.25%, 1/1/2035	10,125,000	9,701,168
Chicago, IL, O'Hare International Airport Revenue:
Series A-2, AMT, Prerefunded, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,039,356
Series C, 6.5%, 1/1/2041	26,700,000	29,960,604
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	1,105,000	1,109,906
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	11,984,175
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	51,424,425
Series A, 6.25%, 1/1/2015, INS: NATL	15,225,000	15,579,134
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,628,511
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,930,700
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: NATL	18,560,000	19,607,341
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,241,005
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	5,613,300
Series A, 5.5%, 4/1/2044	5,500,000	5,872,075
Series D, 6.5%, 11/1/2038	4,085,000	4,594,931
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,175,040
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,428,031
5.5%, 4/1/2039	4,800,000	4,905,264
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,323,355
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,261,918
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority, Series A, 6.25%, 1/1/2015, INS: AMBAC	2,600,000	2,668,718
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: FGIC, NATL	7,035,000	6,772,383
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,914,476
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: NATL	3,500,000	3,789,870
Series A, 5.25%, 2/1/2024, INS: NATL	2,500,000	2,708,000
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,031,000
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	17,967,091
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	18,884,778
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,798,280
Series A, 6.7%, 11/1/2021, INS: NATL	21,890,000	25,670,184
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	5,745,000	6,431,010
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	5,864,729
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.06%**, 10/1/2032, LOC: LaSalle Bank NA	3,160,000	3,160,000
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,486,452
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	12,838,096
Illinois, State General Obligation, 5.5%, 7/1/2038	3,205,000	3,209,551
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,274,384
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: NATL	5,880,000	5,879,824
Series B, Zero Coupon, 12/1/2014, INS: NATL	5,985,000	5,940,053
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,212,500
University of Illinois, Health Services Facilities Systems, Series B, 0.06%**, 10/1/2026, LOC: JPMorgan Chase Bank NA	4,700,000	4,700,000
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2013, INS: NATL	12,030,000	12,029,759
Series B, Zero Coupon, 12/1/2014, INS: NATL	10,255,000	10,210,391
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,930,080
		483,500,704
Indiana 1.2%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	10,545,165
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,712,206
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2014, INS: NATL	1,720,000	1,775,499
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	1,979,858
6.0%, 7/1/2016, INS: NATL	465,000	512,123
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,678,314
6.0%, 7/1/2017, INS: NATL	490,000	549,677
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,852,859
6.0%, 7/1/2018, INS: NATL	520,000	590,710
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,016,965
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	16,513,595
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,370,640
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	1,350,000	1,427,530
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,695,500
		64,220,641
Kansas 0.5%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,183,300
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	13,444,860
Series A, 5.0%, 11/15/2034	4,965,000	5,088,827
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, Prerefunded, 5.0%, 11/15/2034	3,590,000	4,287,035
		24,004,022
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	11,548,790
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,471,155
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	14,789,100
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	20,564,792
		51,373,837
Louisiana 0.5%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,592,600
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,025,250
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	11,915,640
		27,533,490
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,839,430
Maryland 0.7%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038 (a)	11,000,000	11,606,100
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	860,000	498,800
Series A, 5.0%, 12/1/2031	20,000,000	11,399,800
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,961,102
Montgomery County, MD, Bond Anticipation Notes, Public Improvement, Series B, 0.05%**, 6/1/2026, SPA: Wells Fargo Bank NA	6,255,000	6,255,000
		33,720,802
Massachusetts 3.8%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	7,065,000	7,418,674
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	1,970,000	2,023,288
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,210,000	4,139,356
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,621,872
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	4,739,940
Series B, 5.0%, 5/1/2043	4,125,000	4,315,204
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	29,759,616
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,601
Series A-2, 5.5%, 11/15/2046	63,235	44,122
Series A-1, 6.25%, 11/15/2031	1,182,967	1,000,778
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	13,991,494
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,209,320
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	14,758,976
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	2,999,760
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	2,999,220
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,001,320
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	13,004,520
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	5,782,040
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	6,932,403
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	9,365,400
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	17,446,979
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (b)	11,895,000	13,774,053
		196,329,936
Michigan 1.9%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,019,560
Detroit, MI, Sewer Disposal Revenue, Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	10,660,200
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: NATL	8,710,000	7,984,370
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	11,410,000	10,954,513
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,056,137
Series I, 6.0%, 10/15/2038	9,000,000	10,009,260
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,223,675
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,203,440
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,383,300
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,632,152
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series A, 5.0%, 12/1/2037	9,255,000	9,052,500
Series A, 5.0%, 12/1/2042	7,095,000	6,791,547
		98,970,654
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,409,671
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,815,780
Series A, ETM, 5.75%, 7/1/2018 (b)	6,760,000	8,152,966
		19,378,417
Mississippi 0.9%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	14,954,807
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project:
Series A, 144A, 0.05%**, 11/1/2035, GTY: Chevron Corp.	5,600,000	5,600,000
Series C, 144A, 0.05%**, 11/1/2035, GTY: Chevron Corp.	800,000	800,000
Series I, 0.05%**, 11/1/2035, GTY: Chevron Corp.	10,500,000	10,500,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,143,650
Series A, 6.5%, 9/1/2032	7,420,000	8,094,701
		45,093,158
Missouri 1.0%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,230,432
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,232,043
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	7,647,132
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	18,580,000	18,174,027
North Kansas City, MO, Hospital Revenue, 0.07%**, 11/1/2033, LOC: Bank of America NA	2,100,000	2,100,000
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,405,869
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	4,019,316
		51,808,819
Montana 0.1%
Forsyth, MT, Pollution Control Revenue, PacifiCorp Project, 0.05%**, 1/1/2018, LOC: JPMorgan Chase Bank NA	5,600,000	5,600,000
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,090,580
Series A, 5.5%, 2/1/2035	1,000,000	1,090,580
Series A, 5.5%, 2/1/2039	1,000,000	1,090,580
		3,271,740
Nevada 0.5%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,159,250
Las Vegas Monorail Co., Series A, 5.5%, 7/15/2019 (PIK)*	89,702	0
Las Vegas Monorail Co., Series B, Step-up Coupon, 3.0% to 12/31/2015, 5.5% to 7/15/2055 (PIK)*	25,545	0
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	17,720,000	18,353,136
		23,512,386
New Hampshire 0.4%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	10,845,200
New Hampshire, State Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, 0.06%**, 1/1/2031, LOC: TD Bank NA	7,630,000	7,630,000
		18,475,200
New Jersey 3.4%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
Prerefunded, 5.5%, 6/15/2031	3,000,000	3,087,600
Prerefunded, 5.75%, 6/15/2034	2,455,000	2,530,025
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,318,357
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,057,988
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,526,800
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	968,670
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,057,959
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,009,240
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	13,262,920
New Jersey, State Transportation Trust Fund Authority Program, Series AA, 5.25%, 6/15/2033	5,000,000	5,316,200
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series AA, 5.0%, 6/15/2032	12,925,000	13,406,844
Series AA, 5.5%, 6/15/2039	5,770,000	6,144,415
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	16,624,783
Series B, 5.5%, 6/15/2031	13,200,000	14,246,364
Series A, 6.0%, 6/15/2035	6,000,000	6,638,880
Series A, 6.0%, 12/15/2038	11,075,000	12,449,629
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,318,264
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,256,119
Series A, 5.0%, 1/1/2038	32,530,000	33,606,418
Series E, 5.25%, 1/1/2040	5,250,000	5,490,240
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	881,429
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	479,302
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	479,302
		176,157,748
New York 5.7%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,595,320
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	1,095,000	1,123,733
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	17,825,775
Series C, 5.0%, 11/15/2038	15,000,000	15,259,950
Series D, 5.0%, 11/15/2038	13,635,000	13,881,112
Series E, 5.0%, 11/15/2042	10,140,000	10,234,606
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,734,090
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,347,260
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,187,844
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.05%**, 7/1/2031, LOC: Bank of America NA	1,475,000	1,475,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	9,882,840
Series F, 5.0%, 2/15/2035	5,000,000	5,252,650
Series A, 5.0%, 3/15/2038 (b)	8,750,000	9,324,438
Series C, 5.0%, 3/15/2041	10,000,000	10,326,200
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	3,185,000	3,306,030
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	12,638,556
New York, State Housing Finance Agency, 100 Maiden Lane Properties, Series A, 0.05%**, 5/15/2037, LIQ: Fannie Mae	2,875,000	2,875,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	47,070,450
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,553,975
Series A, 5.0%, 4/1/2032	4,000,000	4,217,200
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	1,260,000	1,267,195
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	12,728,880
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,353,264
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	11,901,037
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-3, 0.05%**, 6/15/2025, SPA: Bank of America NA	2,600,000	2,600,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-4, 0.05%**, 11/1/2043, SPA: Wells Fargo Bank NA	10,000,000	10,000,000
Series D-1, 5.0%, 11/1/2038	10,000,000	10,492,800
New York, NY, General Obligation:
Series A-5, 0.04%**, 8/1/2036, SPA: Bank of Nova Scotia	2,000,000	2,000,000
Series D-1, 5.0%, 10/1/2033	25,000,000	26,408,250
Series D-1, 5.0%, 10/1/2034	5,000,000	5,261,150
Series I-1, 5.375%, 4/1/2036	7,000,000	7,733,390
New York, NY, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2038	12,375,000	12,934,597
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,028,900
		292,821,492
North Carolina 1.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,619,220
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	28,217,548
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,408,203
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	22,748,166
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	19,025,380
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,682,123
		87,700,640
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,398,332
Ohio 2.2%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	999,399
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: NATL	845,000	894,703
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	998,860
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	760,000	760,380
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	555,350
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	5,000	5,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	265,000	292,724
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	145,000	145,048
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	15,874,135
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	563,998
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	6,778,260
Ohio, Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	15,662,209
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	13,238,441
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,048,940
Series B, 6.5%, 10/1/2020	2,250,000	2,651,108
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	420,000	478,502
Ohio, State Air Quality Development Authority, Pollution Control, FirstEnergy Nuclear Generation LLC, Series C, AMT, 0.05%**, 11/1/2032, GTY: FirstEnergy Solutions, LOC: Bank of Nova Scotia	4,600,000	4,600,000
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,616,775
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,186,640
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,300,128
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	4,994,405
Series A-1, 5.25%, 2/15/2031	9,375,000	10,082,812
Series A-1, 5.25%, 2/15/2032	7,500,000	8,024,925
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	140,000	152,404
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	929,981
		115,835,127
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,432,645
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL, LOC: State Street Bank & Trust Co.	21,370,000	24,138,483
		33,571,128
Oregon 0.2%
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.04%**, 6/15/2027, LOC: Bank of America NA	10,800,000	10,800,000
Pennsylvania 2.3%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	10,549,350
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,646,414
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	190,000	195,459
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,527,432
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	12,790,960
Pennsylvania, Commonwealth Financing Authority Revenue:
Series B, 5.0%, 6/1/2036	5,475,000	5,585,212
Series B, 5.0%, 6/1/2042	13,975,000	14,042,220
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,685,078
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	33,534,400
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,361,470
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	405,000	421,018
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,146,693
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,156,900
Series A, 5.25%, 1/1/2036	2,500,000	2,614,400
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	285,000	291,979
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	20,000	20,948
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,852,213
		118,422,146
Puerto Rico 1.3%
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	20,045,000	16,493,828
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 0.24%**, 12/1/2030	2,400,000	2,400,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	4,924,420
Series A, 5.5%, 8/1/2042	5,955,000	4,530,504
Series A, 6.0%, 8/1/2042	13,650,000	11,019,645
Series A, 6.375%, 8/1/2039	35,000,000	29,565,200
		68,933,597
Rhode Island 0.8%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,698,620
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,224,400
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	9,480,000	9,688,181
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,669,710
		42,280,911
South Carolina 1.6%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,347,225
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,711,050
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	1,975,551
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	483,397
6.75%, 1/1/2019, INS: NATL	2,065,000	2,542,924
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,840,301
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	10,549,990
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	10,098,800
Series A, 5.375%, 1/1/2028	2,500,000	2,760,325
Series A, 5.75%, 12/1/2043	35,555,000	39,013,790
		83,323,353
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,052,110
South Dakota, State Health & Educational Facilities Authority, Regional Health, 0.06%**, 9/1/2027, LOC: U.S. Bank NA	3,300,000	3,300,000
		6,352,110
Tennessee 0.9%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,137,910
5.625%, 4/1/2038	4,550,000	4,759,436
5.75%, 4/1/2041	8,675,000	9,127,141
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance, 5.75%, 1/1/2014, INS: NATL	2,000,000	2,009,760
Shelby County, TN, General Obligation:
Zero Coupon, 8/1/2014	4,920,000	4,911,046
ETM, Zero Coupon, 8/1/2014	45,000	44,939
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,000,400
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,843,500
Series A, 5.25%, 9/1/2021	2,000,000	2,211,600
		44,045,732
Texas 9.7%
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	7,080,000	7,301,675
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District, Series A, Zero Coupon, 2/15/2014	6,000,000	5,997,360
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,762,242
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,745,545
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	6,461,300
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,543,231
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: NATL	21,030,000	22,621,971
Series B, 5.0%, 7/1/2032	3,510,000	3,603,542
Series A, 5.5%, 7/1/2039	10,000,000	10,954,000
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	11,831,829
Houston, TX, Utility Systems Revenue, First Lien:
Series D, 5.0%, 11/15/2036	7,000,000	7,351,330
Series B, 5.0%, 11/15/2038	3,370,000	3,534,355
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	20,320,000
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,895,785
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	12,918,424
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	17,305,695
First Tier, 6.0%, 1/1/2043	30,000,000	32,177,400
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	8,473,680
Series A, 6.0%, 9/1/2041	6,675,000	7,411,453
Red River, TX, Health Facilities Development Corp., Retirement Facility Revenue, Sears Methodist Retirement System, Inc., Obligation Group Project, Series A, 5.15%, 11/15/2027	2,274,000	1,939,995
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,018,200
5.0%, 8/15/2043	9,900,000	9,726,255
5.625%, 8/15/2035	10,000,000	10,494,100
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	19,619,513
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	11,637,003
Series D, 5.0%, 11/1/2035	24,425,000	24,780,628
Series D, AMT, 5.0%, 11/1/2038	19,355,000	18,478,799
Series A, 5.25%, 11/1/2038	20,000,000	20,323,800
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,589,528
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	115,442
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	17,844,330
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,550,714
5.0%, 8/15/2035	6,130,000	6,579,206
5.0%, 8/15/2036	3,350,000	3,583,964
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2036	19,500,000	19,768,125
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	19,970,400
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.87%***, 12/15/2026	19,800,000	16,314,804
Series D, 6.25%, 12/15/2026	20,000,000	22,988,400
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	368,081
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,249,296
5.5%, 8/1/2025	2,750,000	3,033,938
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,619,456
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,179,778
5.0%, 12/15/2031	4,500,000	4,328,955
5.0%, 12/15/2032	21,215,000	20,283,661
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	5,649,102
		501,246,290
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	405,000	446,047
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,119
		471,166
Virginia 0.4%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,139,045
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,281,370
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,799,064
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	2,490,000	2,549,735
		20,769,214
Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,665,974
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,382,025
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,118,160
Series A, 5.0%, 8/1/2032	2,500,000	2,634,675
Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,039,920
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	8,586,194
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: NATL	4,535,000	4,396,048
Series B, 5.0%, 2/1/2033	5,000,000	5,321,650
Series 2011A, 5.0%, 8/1/2033	20,000,000	21,797,800
Series A, 5.0%, 8/1/2035	12,190,000	12,971,257
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,276,313
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,212,071
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	18,840,000	18,522,546
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	16,051,033
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,273,320
Series C, 5.0%, 6/1/2033	6,000,000	6,401,760
Series C, 5.0%, 6/1/2041	11,000,000	11,511,060
		154,161,806
Wisconsin 1.1%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,130,760
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,245,000	3,897,926
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	5,675,000	6,848,987
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	8,425,795
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,044,794
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	7,925,761
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,036,360
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,544,964
		56,855,347
Total Municipal Bonds and Notes (Cost $4,676,304,448)		4,886,955,557

Municipal Inverse Floating Rate Notes (c) 11.9%
California 2.4%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	10,700,000	12,014,367
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.768%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	5,236,056	5,990,631
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	3,742,268	4,281,570
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	3,118,557	3,567,975
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.983%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	15,620,000	16,670,133
Trust: California, University of California Revenues, Series 3368-2, 144A, 19.17%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (d)	30,000,000	32,802,300
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.67%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (d)	30,000,000	34,459,800
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.76%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	14,997,001	16,090,501
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.757%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
		125,877,277
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (d)	22,000,000	24,609,860
Trust: District of Columbia, Series 3369, 144A, 20.17%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (d)	30,130,000	34,196,641
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 43.959%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (d)	3,740,000	4,007,612
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (d)	3,915,000	4,195,134
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (d)	4,122,500	4,417,481
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (d)	4,317,500	4,626,435
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (d)	16,470,000	17,648,494
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.371%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
		69,091,797
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,023,487	3,213,908
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,300,848	3,508,738
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,663,166	3,893,875
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.408%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		10,616,521
Massachusetts 1.6%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (d)	20,000,000	21,923,000
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.11%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (d)	7,825,000	8,457,429
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (d)	3,000,000	3,242,465
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (d)	2,750,000	2,972,259
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.118%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (d)	20,000,000	22,043,100
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 43.97%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (d)	20,000,000	22,043,100
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 43.97%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
		80,681,353
Nevada 1.3%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (d)	6,252,645	6,671,831
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (d)	6,565,277	7,005,423
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (d)	6,372,122	6,799,318
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.753%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (d)	16,118,519	17,828,593
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (d)	16,841,398	18,628,165
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (d)	10,876,807	12,030,767
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.171%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
		68,964,097
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (d)	27,925,000	29,553,064
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.31%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (d)	19,425,000	21,897,554
Trust: New York, NY, Series 2008-1131, 144A, 9.342%, 10/1/2015, Leverage Factor at purchase date: 2 to 1
		51,450,618
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (d)	20,000,000	21,391,200
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 18.14%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (d)	8,725,000	10,107,396
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (d)	8,725,000	10,107,395
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.16%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	6,032,233	6,277,286
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	10,287,087	10,704,987
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.619%, 1/1/2016, Leverage Factor at purchase date: 3 to 1
		37,197,064
Tennessee 1.5%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (d)	20,800,000	24,193,104
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.23%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (d)	21,610,075	25,133,683
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.238%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (d)	21,793,305	25,349,539
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.225%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
		74,676,326
Texas 1.0%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (d)	10,000,000	10,608,000
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.41%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	5,848,260
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.58%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (d)	3,000,000	3,258,066
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (d)	7,425,000	8,063,714
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (d)	6,540,000	7,102,584
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (d)	7,000,000	7,602,154
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.372%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (d)	10,000,000	11,412,600
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.02%, 7/15/2015, Leverage Factor at purchase date: 4 to 1
		53,895,378
Total Municipal Inverse Floating Rate Notes (Cost $571,782,215)		618,451,491

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,248,086,663)†	106.2	5,505,407,048
Other Assets and Liabilities, Net	(6.2)	(321,590,577)
Net Assets	100.0	5,183,816,471

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2013.

*** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2013.

† The cost for federal income tax purposes was $4,853,981,972. At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $268,289,260. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $347,287,895 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $78,998,635.

(a) When-issued security.

(b) At November 30, 2013, this security has been pledged, in whole or in part, as collateral for tender option bond trust.

(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (e)	$—	$5,505,407,048	$—	$5,505,407,048

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2013 (Unaudited)
Assets
Investments in securities, at value (cost $5,248,086,663)	5,505,407,048
Cash	36,161
Receivable for investments sold	5,430,000
Receivable for Fund shares sold	4,459,924
Interest receivable	76,277,323
Due from Advisor	239,364
Other assets	184,198
Total assets	5,592,034,018
Liabilities
Payable for investments purchased — when-issued security	11,510,290
Payable for Fund shares redeemed	5,580,988
Payable for floating rate notes issued	383,135,816
Distributions payable	3,699,713
Accrued management fee	1,386,543
Accrued Trustees' fees	48,820
Other accrued expenses and payables	2,855,377
Total liabilities	408,217,547
Net assets, at value	$5,183,816,471
Net Assets Consist of
Undistributed net investment income	2,812,584
Net unrealized appreciation (depreciation) on investments	257,320,385
Accumulated net realized gain (loss)	(115,454,070)
Paid-in capital	5,039,137,572
Net assets, at value	$5,183,816,471

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2013 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,961,673,236 ÷ 221,397,288 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.86
Maximum offering price per share (100 ÷ 97.25 of $8.86)	$9.11
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,209,098 ÷ 249,272 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.86
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($244,020,328 ÷ 27,541,659 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.86
Class S Net Asset Value, offering and redemption price per share ($2,804,756,740 ÷ 316,122,368 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.87
Institutional Class Net Asset Value, offering and redemption price per share ($171,157,069 ÷ 19,310,610 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.86

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2013 (Unaudited)
Investment Income
Income: Interest	$132,457,952
Expenses: Management fee	8,670,387
Administration fee	2,684,180
Services to shareholders	3,244,895
Distribution and service fees	3,855,251
Custodian fee	27,694
Professional fees	76,189
Reports to shareholders	88,999
Registration fees	123,962
Trustees' fees and expenses	102,541
Interest expense and fees on floating rate notes issued	1,119,702
Other	102,053
Total expenses before expense reductions	20,095,853
Expense reductions	(353,509)
Total expenses	19,742,344
Net investment income	112,715,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(51,298,959)
Change in net unrealized appreciation (depreciation) on: Investments	(279,398,122)
Net gain (loss)	(330,697,081)
Net increase (decrease) in net assets resulting from operations	$(217,981,473)

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended November 30, 2013 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(217,981,473)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(1,065,941,238)
Net amortization of premium/ (accretion of discount)	(2,189,108)
Proceeds from sales and maturities of long-term investments	1,358,944,628
(Increase) decrease in interest receivable	(1,481,451)
(Increase) decrease in other assets	(310,169)
(Increase) decrease in receivable for investments sold	(3,560,000)
Increase (decrease) in payable for investments purchased — when-issued securities	(22,593,883)
Increase (decrease) in other accrued expenses and payables	(1,024,434)
Change in unrealized (appreciation) depreciation on investments	279,398,122
Net realized (gain) loss from investments	51,298,959
Cash provided (used) by operating activities	374,559,953
Cash Flows from Financing Activities
Proceeds from shares sold	1,306,997,533
Payments for shares redeemed	(1,644,106,045)
Distributions paid (net of reinvestment of distributions)	(38,214,725)
Cash provided (used) by financing activities	(375,323,237)
Increase (decrease) in cash	(763,284)
Cash at beginning of period	799,445
Cash at end of period	$36,161
Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	71,702,210
Interest expense and fees on floating rate notes issued	(1,119,702)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Operations: Net investment income	$112,715,608	$218,882,062
Operations: Net investment income	$112,715,608	$218,882,062
Net realized gain (loss)	(51,298,959)	15,119,094
Change in net unrealized appreciation (depreciation)	(279,398,122)	(28,574,231)
Net increase (decrease) in net assets resulting from operations	(217,981,473)	205,426,925
Distributions to shareholders from: Net investment income: Class A	(42,298,559)	(90,228,876)
Class B	(39,244)	(98,042)
Class C	(4,458,501)	(9,025,287)
Class S	(60,801,883)	(109,265,626)
Institutional Class	(3,708,078)	(7,448,069)
Net realized gains: Class A	—	(1,034,762)
Class B	—	(1,438)
Class C	—	(130,667)
Class S	—	(1,176,038)
Institutional Class	—	(81,855)
Total distributions	(111,306,265)	(218,490,660)
Fund share transactions: Proceeds from shares sold	1,297,498,406	1,455,504,479
Reinvestment of distributions	71,702,210	155,654,695
Payments for shares redeemed	(1,629,849,303)	(880,520,357)
Net increase (decrease) in net assets from Fund share transactions	(260,648,687)	730,638,817
Increase (decrease) in net assets	(589,936,425)	717,575,082
Net assets at beginning of period	5,773,752,896	5,056,177,814
Net assets at end of period (including undistributed net investment income of $2,812,584 and $1,403,241, respectively)	$5,183,816,471	$5,773,752,896

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ended 11/30/13 (Unaudited)		2013		2012	2011		2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.40		$9.40		$8.82	$9.08		$8.68	$8.85
Income from investment operations: Net investment income	.18		.37		.41	.42		.43	.41
Net realized and unrealized gain (loss)	(.54)		(.00	)***	.58	(.26)		.41	(.14)
Total from investment operations	(.36)		.37		.99	.16		.84	.27
Less distributions from: Net investment income	(.18)		(.37)		(.41)	(.42)		(.43)	(.41)
Net realized gains	—		(.00	)***	. (.00)***	(.00	)***	(.01)	(.03)
Total distributions	(.18)		(.37)		(.41)	(.42)		(.44)	(.44)
Net asset value, end of period	$8.86		$9.40		$9.40	$8.82		$9.08	$8.68
Total Return (%)a	(3.79	)**	4.01		11.48	1.88		9.80	3.38	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,962		2,360		2,149	1,833		1,881	1,627
Ratio of expenses before expense reductions (including interest expense) (%)c	.80	*	.80		.82	.83		.81	1.11
Ratio of expenses after expense reductions (including interest expense) (%)c	.80	*	.80		.82	.83		.81	1.10
Ratio of expenses after expense reductions (excluding interest expense) (%)	.76	*	.75		.76	.75		.74	.74
Ratio of net investment income (%)	4.13	*	3.94		4.54	4.86		4.86	4.95
Portfolio turnover rate (%)	19	**	34		27	24		37	77
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class B	Six Months Ended 11/30/13 (Unaudited)		2013		2012		2011		2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.40		$9.40		$8.82		$9.08		$8.68	$8.86
Income from investment operations: Net investment income	.15		.29		.33		.35		.35	.34
Net realized and unrealized gain (loss)	(.54)		(.00	)***	.58		(.26)		.41	(.15)
Total from investment operations	(.39)		.29		.91		.09		.76	.19
Less distributions from: Net investment income	(.15)		(.29)		(.33)		(.35)		(.35)	(.34)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.01)	(.03)
Total distributions	(.15)		(.29)		(.33)		(.35)		(.36)	(.37)
Net asset value, end of period	$8.86		$9.40		$9.40		$8.82		$9.08	$8.68
Total Return (%)a	(4.19	)b**	3.14		10.57		1.05		8.90	2.45	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3		3		4		6	7
Ratio of expenses before expense reductions (including interest expense) (%)c	1.63	*	1.63		1.63		1.64		1.64	1.92
Ratio of expenses after expense reductions (including interest expense) (%)c	1.62	*	1.63		1.63		1.64		1.64	1.89
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.58	*	1.58		1.57		1.56		1.57	1.53
Ratio of net investment income (%)	3.30	*	3.12		3.74		4.04		4.03	4.16
Portfolio turnover rate (%)	19	**	34		27		24		37	77
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class C	Six Months Ended 11/30/13 (Unaudited)		2013		2012		2011		2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.40		$9.40		$8.81		$9.08		$8.68	$8.85
Income from investment operations: Net investment income	.15		.30		.34		.35		.36	.34
Net realized and unrealized gain (loss)	(.54)		(.00	)***	.59		(.27)		.41	(.14)
Total from investment operations	(.39)		.30		.93		.08		.77	.20
Less distributions from: Net investment income	(.15)		(.30)		(.34)		(.35)		(.36)	(.34)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.01)	(.03)
Total distributions	(.15)		(.30)		(.34)		(.35)		(.37)	(.37)
Net asset value, end of period	$8.86		$9.40		$9.40		$8.81		$9.08	$8.68
Total Return (%)a	(4.18	)b**	3.21		10.77		.98		8.98	2.61	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	244		319		237		143		121	59
Ratio of expenses before expense reductions (including interest expense) (%)c	1.59	*	1.58		1.59		1.61		1.60	1.88
Ratio of expenses after expense reductions (including interest expense) (%)c	1.59	*	1.58		1.59		1.61		1.60	1.87
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.55	*	1.53		1.53		1.53		1.53	1.52
Ratio of net investment income (%)	3.33	*	3.15		3.76		4.08		4.07	4.18
Portfolio turnover rate (%)	19	**	34		27		24		37	77
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class S	Six Months Ended 11/30/13 (Unaudited)		2013		2012		2011		2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.41		$9.41		$8.83		$9.09		$8.69	$8.87
Income from investment operations: Net investment income	.19		.39		.42		.44		.44	.43
Net realized and unrealized gain (loss)	(.54)		(.00	)***	.58		(.26)		.41	(.15)
Total from investment operations	(.35)		.39		1.00		.18		.85	.28
Less distributions from: Net investment income	(.19)		(.39)		(.42)		(.44)		(.44)	(.43)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.01)	(.03)
Total distributions	(.19)		(.39)		(.42)		(.44)		(.45)	(.46)
Net asset value, end of period	$8.87		$9.41		$9.41		$8.83		$9.09	$8.69
Total Return (%)	(3.69	)a**	4.19		11.67		2.07		10.00	3.48	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,805		2,887		2,549		2,301		2,081	1,818
Ratio of expenses before expense reductions (including interest expense) (%)b	.64	*	.62		.64		.64		.62	.90
Ratio of expenses after expense reductions (including interest expense) (%)b	.61	*	.62		.64		.64		.62	.89
Ratio of expenses after expense reductions (excluding interest expense) (%)	.57	*	.57		.58		.56		.55	.54
Ratio of net investment income (%)	4.33	*	4.12		4.72		5.05		5.05	5.16
Portfolio turnover rate (%)	19	**	34		27		24		37	77
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Institutional Class	Six Months Ended 11/30/13 (Unaudited)		2013		2012		2011		2010	2009
Selected Per Share Data
Net asset value, beginning of period	$9.40		$9.40		$8.82		$9.08		$8.68	$8.85
Income from investment operations: Net investment income	.19		.39		.43		.44		.45	.43
Net realized and unrealized gain (loss)	(.54)		(.00	)***	.58		(.26)		.41	(.14)
Total from investment operations	(.35)		.39		1.01		.18		.86	.29
Less distributions from: Net investment income	(.19)		(.39)		(.43)		(.44)		(.45)	(.43)
Net realized gains	—		(.00	)***	(.00	)***	(.00	)***	(.01)	(.03)
Total distributions	(.19)		(.39)		(.43)		(.44)		(.46)	(.46)
Net asset value, end of period	$8.86		$9.40		$9.40		$8.82		$9.08	$8.68
Total Return (%)	(3.67	)**	4.25		11.79		2.13		10.09	3.61	a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	171		204		117		38		36	6
Ratio of expenses before expense reductions (including interest expense) (%)b	.55	*	.57		.56		.59		.57	.90
Ratio of expenses after expense reductions (including interest expense) (%)b	.55	*	.57		.56		.59		.57	.89
Ratio of expenses after expense reductions (excluding interest expense) (%)	.51	*	.52		.50		.51		.50	.54
Ratio of net investment income (%)	4.36	*	4.17		4.78		5.09		5.09	5.16
Portfolio turnover rate (%)	19	**	34		27		24		37	77
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Managed Municipal Bond Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value. The floating rate notes issued by the Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2013 was $383,135,816, with a weighted average interest rate of 0.58%.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2013, the Fund had net tax basis capital loss carryforwards of approximately $68,894,000, including $1,746,000 of pre-enactment losses which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2019, the expiration date, whichever occurs first, and approximately $67,148,000 of post-enactment short-term losses which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floater transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2013.

B. Purchases and Sales of Securities

During the six months ended November 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $1,065,941,238 and $1,358,944,628, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

Accordingly, for the six months ended November 30, 2013, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.32% of the Fund's average daily net assets.

Effective October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.81%
Class B	1.56%
Class C	1.56%
Class S	.56%
Institutional Class	.56%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2013, the Administration Fee was $2,684,180, of which $428,222 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2013
Class A	$153,964	$—	$56,255
Class B	549	181	23
Class C	16,409	1,103	4,805
Class S	379,542	352,225	—
Institutional Class	3,599	—	1,554
	$554,063	$353,509	$62,637

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2013
Class B	$9,051	$1,372
Class C	1,019,671	152,973
	$1,028,722	$154,345

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2013	Annualized Effective Rate
Class A	$2,483,764	$1,192,810	.24%
Class B	2,952	1,383	.24%
Class C	339,813	157,957	.25%
	$2,826,529	$1,352,150

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid to DIDI in connection with the distribution of Class A shares for the six months ended November 30, 2013 aggregated $38,443.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2013, the CDSC for Class B and C shares aggregated $3,264 and $56,507, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2013, DIDI received $71,646 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,078, of which $8,676 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2013.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2013		Year Ended May 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	14,848,365	$132,342,275	51,664,613	$492,848,473
Class B	253	2,228	10,256	97,492
Class C	1,588,791	14,190,505	13,269,115	126,549,176
Class S	122,825,107	1,091,961,871	74,007,978	706,295,817
Institutional Class	6,627,311	59,001,527	13,657,554	129,713,521
		$1,297,498,406		$1,455,504,479
Shares issued to shareholders in reinvestment of distributions
Class A	3,869,232	$34,134,907	7,899,704	$75,255,746
Class B	3,941	34,774	9,454	90,071
Class C	389,516	3,436,066	743,095	7,080,783
Class S	3,475,392	30,700,698	6,937,441	66,184,838
Institutional Class	384,678	3,395,765	738,708	7,043,257
		$71,702,210		$155,654,695
Shares redeemed
Class A	(48,526,347)	$(431,384,402)	(36,995,400)	$(352,574,363)
Class B	(59,644)	(532,788)	(79,943)	(759,850)
Class C	(8,440,584)	(74,992,286)	(5,264,670)	(50,171,138)
Class S	(117,072,941)	(1,038,732,036)	(44,848,426)	(427,771,466)
Institutional Class	(9,401,622)	(84,207,791)	(5,168,275)	(49,243,540)
		$(1,629,849,303)		$(880,520,357)
Net increase (decrease)
Class A	(29,808,750)	$(264,907,220)	22,568,917	$215,529,856
Class B	(55,450)	(495,786)	(60,233)	(572,287)
Class C	(6,462,277)	(57,365,715)	8,747,540	83,458,821
Class S	9,227,558	83,930,533	36,096,993	344,709,189
Institutional Class	(2,389,633)	(21,810,499)	9,227,987	87,513,238
		$(260,648,687)		$730,638,817

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B, C and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2013 to November 30, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/13	$962.10	$958.10	$958.20	$963.10	$963.30
Expenses Paid per $1,000*	$3.93	$7.95	$7.81	$3.00	$2.76
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/13	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/13	$1,021.06	$1,016.95	$1,017.10	$1,022.01	$1,022.26
Expenses Paid per $1,000*	$4.05	$8.19	$8.04	$3.09	$2.84

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund†	.80%	1.62%	1.59%	.61%	.55%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Managed Municipal Bond Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2013.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2012.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SCMBX	SMLIX
CUSIP Number	23337W-709	23337W-808	23337W-881	23337W-865	23337W-857
Fund Number	466	666	766	2066	544

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMBF-3
(R-025437-3 1/14)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2014